Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
10. Derivative Instruments
The Company has entered into interest rate swaps exchanging variable interest rates for fixed interest rates and in prior periods, entered into interest rate collars that fix interest rates within a range through the simultaneous purchase of an interest rate cap and sale of an interest rate floor. The Company has not designated any derivative instruments as hedges for accounting purposes and does not enter into such instruments for speculative or trading purposes. The Company’s derivative instruments are recognized on the unaudited condensed consolidated balance sheets at fair value and classified as current or long-term depending on the maturity date of the derivative instrument and whether the net carrying value is in a net asset or net liability position. Realized and unrealized gains and losses associated with the derivative instruments are recognized in gain on derivative instrument within the unaudited condensed consolidated statements of operations.
On June 29, 2023, the Company terminated $750.0 million of notional amounts related to interest rate swaps and collars attributable to the Term Loan and recognized a gain on derivatives of $25.8 million during the nine months ended September 30, 2023.
The table below summarizes information related to the notional amount and maturity dates for interest rate swaps at September 30, 2023:

Notional Amount	Maturities
$125,000,000	12/4/2024
$225,000,000	12/5/2024
$200,000,000	6/14/2025
$125,000,000	12/6/2025
$175,000,000	6/14/2026
$125,000,000	6/22/2026
$125,000,000	12/6/2026
$75,000,000	5/18/2027
$100,000,000	5/19/2027
$200,000,000	5/19/2027
$125,000,000	12/6/2027

Of the total notional amount of $1.6 billion, $375 million is related to forward dated interest rate swaps with an effective date after September 30, 2023.
The following tables set forth the Company’s assets that were measured at fair value on a recurring basis during the period, by level, within the fair value hierarchy and classification of the Company’s derivative instruments not designated as hedging instruments on the accompanying condensed consolidated balance sheets (
in thousands
):

	As of September 30, 2023
	Level 1	Level 2	Level 3	Total
Current assets:
Interest rate swaps	$—	$—	$—	$—

Total current assets	$—	$—	$—	$—

Non-current assets:
Interest rate swaps	$—	$51,790	$—	$51,790

Total non-current assets	$—	$51,790	$—	$51,790

Total	$—	$51,790	$—	$51,790

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Current assets:
Interest rate swaps	$—	$823	$—	$823

Total current assets	$—	$823	$—	$823

Non-current assets:
Interest rate swaps	$—	$48,955	$—	$48,955
Interest rate collars	—	15,562	—	15,562

Total non-current assets	$—	$64,517	$—	$64,517

Total	$—	$65,340	$—	$65,340

The following table summarizes the effects of the Company’s derivative instruments in the condensed consolidated statements of operations (
in thousands
):

Derivative Instruments Not Designated as Hedging Instrument	Location of Gain Recognized	Three Months Ended September 30,
		2023	2022
Interest rate swaps	Gain on derivatives	$15,141	$44,809
Interest rate collars	Gain on derivatives	—	7,053

Total gain on derivative		$15,141	$51,862

Derivative Instruments Not Designated as Hedging Instrument	Location of Gain (Loss) Recognized	Nine Months Ended September 30,
		2023	2022
Interest rate swaps	Gain on derivatives	$42,649	$54,796
Interest rate collars	Gain (loss) on derivatives	(569)	22,176

Total gain on derivative		$42,080	$76,972

We record derivative instruments at fair value using level 2 inputs of the fair value hierarchy. The interest rate swaps and interest rate collars are valued using a discounted cash flow analysis on the expected cash flows of each derivative using observable inputs from actively quoted public markets. including interest rate curves and credit spreads.

8. Derivative Instruments
The Company has entered into interest rate swaps exchanging variable interest rate with fixed interest rates and interest rate collars which represent a simultaneous purchase of a cap rate with the sale of a floor rate. The Company has not designated any derivative instruments as hedge for accounting purposes and does not enter into such instruments for speculative or trading purposes. The Company’s cash flow is only impacted when the actual settlements under the derivative contracts result in the Company making a payment to or receiving a payment from the counterparty. Cash flows from all derivative activity for the periods presented appear in the operating section on the consolidated statements of cash flows.
As a result of the increase to the ABL Facility and Term Loan during the year ended 2022, the Company entered into additional $975.0 million notional amounts of interest rate swaps to comply with hedging requirements set forth in the credit agreements.

The table below summarizes information related to the notional amount and maturities dates for interest rate swaps at December 31, 2022:

Notional Amount	Maturities
$100,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6/14/2023
$100,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6/4/2024
$375,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12/4/2024
$225,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12/5/2024
$200,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6/14/2025
$175,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6/14/2026
$125,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6/22/2026
$75,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5/18/2027
$100,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5/19/2027
$200,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5/29/2027
The following table presents summarized information related to the collar agreements maturing in 2024:

Notional Amount
Ceiling	$200,000,000
Floor	$200,000,000
The following tables set forth the Company’s assets and liabilities that were measured at fair value on a recurring basis during the period, by level, within the fair value hierarchy and classification of the Company’s derivative instrument not designated as hedging instruments on the accompanying consolidated balance sheets (
in thousands
):

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Current assets:
Interest rate swaps	$—	$823	$—	$823
Non-current assets:
Interest rate swaps	$—	$48,955	$—	$48,955
Interest rate collars	—	15,562	—	15,562

Total	$—	$65,340	$—	$65,340

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Current liabilities:
Interest rate swaps	$—	$(398)	$—	$(398)
Non-current liabilities:
Interest rate swaps	$—	$(13,723)	$—	$(13,723)
Interest rate collars	—	(7,902)	—	(7,902)

Total	$—	$(22,023)	$—	$(22,023)

The following table summarizes the effects of the Company’s derivative instruments in the consolidated statements of operations (in thousands):

Derivative Instruments Not Designated as Hedging Instrument	Location of Gain Recognized	Years Ended December 31,
		2022	2021
Interest rate swaps	Gain on derivatives	$59,591	$8,771
Interest rate collars	Gain on derivatives	23,525	9,403

Total		$83,116	$18,174